Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000256460 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%	[1]
C000256460 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%	[1]
C000256459 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	58.50%	[2]
C000256459 [Member] | Repurchase Agreements Fully Collateralized by U S Government Securities [Member]
Holdings [Line Items]
Percent of Total Investments	41.50%	[2]
C000256472 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[3]
C000256472 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	3.80%	[3]
C000256472 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	9.30%	[3]
C000256472 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.00%	[3]
C000256472 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.80%	[3]
C000256472 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	6.80%	[3]
C000256472 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.30%	[3]
C000256472 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.30%	[3]
C000256472 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[3]
C000256472 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	9.50%	[3]
C000256472 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	5.40%	[3]
C000256470 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[4]
C000256470 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	3.80%	[4]
C000256470 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	9.30%	[4]
C000256470 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.00%	[4]
C000256470 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.80%	[4]
C000256470 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	6.80%	[4]
C000256470 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000256470 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.30%	[4]
C000256470 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[4]
C000256470 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	9.50%	[4]
C000256470 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	5.40%	[4]
C000256471 [Member] | Other States [Member]
Holdings [Line Items]
Percent of Total Investments	31.30%	[5]
C000256471 [Member] | PUERTO RICO
Holdings [Line Items]
Percent of Total Investments	3.80%	[5]
C000256471 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Total Investments	9.30%	[5]
C000256471 [Member] | COLORADO
Holdings [Line Items]
Percent of Total Investments	4.00%	[5]
C000256471 [Member] | FLORIDA
Holdings [Line Items]
Percent of Total Investments	8.80%	[5]
C000256471 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Total Investments	6.80%	[5]
C000256471 [Member] | NEW YORK
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000256471 [Member] | OHIO
Holdings [Line Items]
Percent of Total Investments	4.30%	[5]
C000256471 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Total Investments	6.50%	[5]
C000256471 [Member] | TEXAS
Holdings [Line Items]
Percent of Total Investments	9.50%	[5]
C000256471 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Total Investments	5.40%	[5]
C000256514 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[6]
C000256514 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[6]
C000256514 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[6]
C000256514 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[6]
C000256514 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[6]
C000256514 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[6]
C000256514 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[6]
C000256514 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[6]
C000256514 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[6]
C000256514 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[6]
C000256518 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[7]
C000256518 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[7]
C000256518 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[7]
C000256518 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[7]
C000256518 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[7]
C000256518 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[7]
C000256518 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[7]
C000256518 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[7]
C000256518 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[7]
C000256518 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[7]
C000256516 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[8]
C000256516 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[8]
C000256516 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[8]
C000256516 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000256516 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[8]
C000256516 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[8]
C000256516 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[8]
C000256516 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[8]
C000256516 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[8]
C000256516 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[8]
C000256515 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[9]
C000256515 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[9]
C000256515 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[9]
C000256515 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[9]
C000256515 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[9]
C000256515 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[9]
C000256515 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[9]
C000256515 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[9]
C000256515 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[9]
C000256515 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[9]
C000256517 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%	[10]
C000256517 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	15.00%	[10]
C000256517 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[10]
C000256517 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000256517 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.50%	[10]
C000256517 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.10%	[10]
C000256517 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.30%	[10]
C000256517 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	35.10%	[10]
C000256517 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%	[10]
C000256517 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	10.70%	[10]
C000256520 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[11]
C000256520 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[11]
C000256520 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[11]
C000256520 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[11]
C000256520 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[11]
C000256520 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[11]
C000256520 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[11]
C000256520 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[11]
C000256520 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[11]
C000256520 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[11]
C000256520 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[11]
C000256522 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[12]
C000256522 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[12]
C000256522 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[12]
C000256522 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[12]
C000256522 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[12]
C000256522 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[12]
C000256522 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[12]
C000256522 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[12]
C000256522 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[12]
C000256522 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[12]
C000256522 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[12]
C000256521 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[13]
C000256521 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[13]
C000256521 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[13]
C000256521 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[13]
C000256521 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[13]
C000256521 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[13]
C000256521 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[13]
C000256521 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[13]
C000256521 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[13]
C000256521 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[13]
C000256521 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[13]
C000256519 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%	[14]
C000256519 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	22.40%	[14]
C000256519 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.40%	[14]
C000256519 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[14]
C000256519 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[14]
C000256519 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.20%	[14]
C000256519 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%	[14]
C000256519 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.40%	[14]
C000256519 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	25.90%	[14]
C000256519 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[14]
C000256519 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%	[14]

[1]	As a percentage of total investments.
[2]	As a percentage of total investments.
[3]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[9]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[10]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[11]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[12]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[13]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.
[14]	As a percentage of total investments excluding short-term investments and all derivative contracts except for options purchased.